Average Annual Total Returns{- Fidelity Freedom Blend 2015 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2015 Fund	Fidelity Advisor Freedom Blend 2015 Fund- Class A Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2015 Fund- Class A Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2015 Fund- Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Freedom Blend 2015 Fund- Class A After Taxes on Distributions Since Inception		Fidelity Advisor Freedom Blend 2015 Fund- Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Freedom Blend 2015 Fund- Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Freedom Blend 2015 Fund- Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2015 Fund- Class M Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2015 Fund- Class C Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2015 Fund- Class C Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2015 Fund- Class I Advisor Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2015 Fund- Class I Advisor Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2015 Fund- Class Z Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2015 Fund- Class Z Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0550 Past 1 year	F0550 Since Inception
Total	5.31%	6.22%	[1]	4.12%	5.10%	[1]	3.56%	4.47%	[1]	7.48%	7.00%	[1]	9.79%	8.11%	[1]	11.91%	9.20%	[1]	12.08%	9.32%	[1]	7.51%	7.36%	[1]	11.62%	9.18%	[1]

[1]	(a)From August 31, 2018